UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):			[X] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		May 14, 2009
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		12
Form 13F Information Table Value Total:		$28,344.5

List of Other Included Managers:
NONE
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
FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	-----------	--------	---------	---	----	-------	--------  ----	------	----
A POWER ENERGY GENERAT SYS L	COM		G04136 10 0	$472		109,755		SH		SOLE	NONE	  SOLE
BE AEROSPACE INC		COM		073302 10 1	$451.4		58,696		SH		SOLE	NONE	  SOLE
CAPELLA EDUCATION COMPANY	COM		139594 10 5	$2,822.2	48,030		SH		SOLE	NONE	  SOLE
CELGENE CORP			COM		151020 10 4	$5,986.8	108,300		SH		SOLE	NONE	  SOLE
FTI CONSULTING INC		COM		302941 10 9 	$2,441.3	54,639		SH		SOLE	NONE	  SOLE
GILDAN ACTIVEWEAR INC		COM		375916 10 3 	$2,242.6	190,697		SH		SOLE	NONE	  SOLE
HOLOGIC INC			COM		436440 10 1	$760.8		58,211		SH		SOLE	NONE	  SOLE
ICON PUB LTD CO			SPONSORED ADR	45103T 10 7	$2,661.7	135,180		SH		SOLE	NONE	  SOLE
INTUITIVE SURGICAL INC		COM NEW		46120E 60 2	$2,939.1	23,144		SH		SOLE	NONE	  SOLE
KENDLE CORPORATION INC		COM		48880L 10 7	$2,157.6	83,889		SH		SOLE	NONE	  SOLE
MONSANTO CO NEW			COM		61166W 10 1	$4,147.1	58,949		SH		SOLE	NONE	  SOLE
VISIONCHINA MEDIA INC		SPONSORED ADR	92833U 10 3	$1,261.7	231,073		SH		SOLE	NONE	  SOLE